Income Tax Expense (Tables)	12 Months Ended
Jun. 30, 2025
Statements [Line Items]
Disclosure of Income Tax Expense Benefit

Consolidated
	June 30, 2025 A$	June 30, 2024 A$	June 30, 2023 A$
Current tax
Current tax on profits for the fiscal year	—	—	—

Total current tax expense	—	—	—

Deferred income tax
Decrease in deferred tax assets	3,797,425	(1,730,865)	(2,326,468)
Decrease in deferred tax liabilities	(3,797,425)	1,730,865	2,326,468
Total deferred tax (benefit)/expense	—	—	—

Income tax expense	—	—	—

Disclosure of Reconciliation of Income Tax Expense to Prima Facie Tax Payable

	Consolidated
	June 30, 2025 A$	June 30, 2024 A$	June 30, 2023 A$
Numerical reconciliation of income tax expense to prima facie tax expense
Loss before income tax expense	(61,434,165)	(42,716,625)	(39,896,348)
Tax at the Australian tax rate of 25% (2024 & 2023:25%)	(15,358,541)	(10,679,156)	(9,974,087)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Non-deductible share-based payments	290,886	449,072	500,393
Other non-deductible expenses	518,807	31,997	332,523
Non-assessable income	(1,252,948)	(930,697)	(828,500)
Deductible capital listing fee	(675,897)	(834,683)	(507,561)
Adjustment of current tax for prior period	—	—	—
Difference in overseas tax rates*	9,520,599	6,542,761	5,442,226

	(6,957,094)	(5,420,706)	(5,035,006)

Net adjustment to deferred tax assets and liabilities for tax losses and temporary differences not recognized	6,957,094	5,420,706	5,035,006

Income tax expense**	—	—	—

Disclosure of Deferred Tax Assets Liability Adjustments

	Consolidated
	June 30, 2025 A$	June 30, 2024 A$	June 30, 2023 A$
Deferred tax assets for tax losses not recognized comprises:
Unused tax losses for which no deferred tax asset has been recognized	399,133,050	310,330,626	221,070,595

Total deferred tax assets for tax losses not recognized	61,624,110	58,586,607	42,042,046